General Information (Details 1)	12 Months Ended
Dec. 31, 2019
License Brand Name (Aberlour, Absolut, Ballantine's, Beefeater, Blenders Pride, Borzoi, Chivas Reagal, Cuvee MUMM, Dubonnet, Elyx, G.H. MUMM, Havana Club, Jameson, Kahlua, Level, Long John, Longmorn, Malibu, Martell, Olmeca, Orloff, Passport, Pernod, Perrier Jouet, Ricard, Royale Salute, Sandeman, Scapa, Strathisla, The Glenlivet, Wyborowa, 100 Pipers, in Chile (1)) [Member]
Statement [Line Items]
License Validity Date	June 2027	[1]
Adrenaline, Adrenaline Rush [Member]
Statement [Line Items]
License Validity Date	February 2028	[2]
Amstel In Argentina [Member]
Statement [Line Items]
License Validity Date	July 2022	[3]
Austral In Chile [Member]
Statement [Line Items]
License Validity Date	July 2020	[4]
Blue Moon In Chile [Member]
Statement [Line Items]
License Validity Date	December 2021	[5]
Coors In Chile [Member]
Statement [Line Items]
License Validity Date	December 2025	[6]
Crush, Canada Dry (Ginger Ale, Agua Tonica and Limon Soda) in Chile [Member]
Statement [Line Items]
License Validity Date	December 2023	[7]
Frugo in Chile [Member]
Statement [Line Items]
License Validity Date	Indefinitely
Gatorade in Chile [Member]
Statement [Line Items]
License Validity Date	December 2043	[8]
Grolsch in Argentina [Member]
Statement [Line Items]
License Validity Date	May 2028
Heineken In Bolivia [Member]
Statement [Line Items]
License Validity Date	December 2024	[2]
Heineken in Paraguay [Member]
Statement [Line Items]
License Validity Date	May 2023	[1]
Mas In Uruguay [Member]
Statement [Line Items]
License Validity Date	December 2028	[9]
Heineken In Chile, Argentina and Uruguay [Member]
Statement [Line Items]
License Validity Date	10 years renewables	[10]
Heineken in Colombia [Member]
Statement [Line Items]
License Validity Date	March 2028	[11]
Miller in Argentina [Member]
Statement [Line Items]
License Validity Date	December 2026	[11]
Miller and Miller Genuine Draft in Colombia [Member]
Statement [Line Items]
License Validity Date	December 2026	[7]
Nestle Pure Life in Chile [Member]
Statement [Line Items]
License Validity Date	December 2022	[7]
Paulaner in Paraguay [Member]
Statement [Line Items]
License Validity Date	April 2022
Pepsi, Seven Up and Mirinda in Chile [Member]
Statement [Line Items]
License Validity Date	December 2043
Red Bull in Chile [Member]
Statement [Line Items]
License Validity Date	Indefinitely	[12]
Schneider in Paraguay [Member]
Statement [Line Items]
License Validity Date	May 2023
Sol in Chile and Argentina [Member]
Statement [Line Items]
License Validity Date	10 years renewables	[7]
Sol in Colombia [Member]
Statement [Line Items]
License Validity Date	March 2028	[13]
Sol in Paraguay [Member]
Statement [Line Items]
License Validity Date	January 2023
Te Lipton in Chile [Member]
Statement [Line Items]
License Validity Date	March 2020
Tecate in Colombia [Member]
Statement [Line Items]
License Validity Date	March 2028	[13]
Warsteiner para Argentina [Member]
Statement [Line Items]
License Validity Date	May 2028	[14]
Watt's (nectars, fruit-based drinks and other) rigid packaging, except carton in Chile [Member]
Statement [Line Items]
License Validity Date	Indefinitely
Watt's in Paraguay [Member]
Statement [Line Items]
License Validity Date	July 2026	[15]
Watt's in Uruguay [Member]
Statement [Line Items]
License Validity Date	99 years

[1]	Renewable for periods of 3 years.
[2]	License for 10 years, automatically renewable for periods of 5 years, unless notice of non-renewal.
[3]	After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
[4]	Renewable for periods of two years, subject to the compliance of the contract conditions.
[5]	If Renewal criteria have been satisfied, renewable through December, 2025, thereafter shall automatically renew every year for a new term of 5 years (Rolling Contract).
[6]	After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 5 years, subject to the compliance of the contract conditions.
[7]	License renewable for one period of 5 years, subject to the compliance of the contract conditions.
[8]	License was renewed for a period equal to the duration of the Shareholders Agreement of Bebidas CCU-PepsiCo SpA.
[9]	License automatically renewable for periods of 10 years.
[10]	License for 10 years, automatically renewable on the same terms (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
[11]	After the initial termination date, License is automatically renewable each year for a period of 5 years (Rolling Contract), unless notice of non-renewal is given.
[12]	Indefinite contract, notice of termination 6 months in advance.
[13]	The contract will remain in effect as long as the Heineken license agreement for Colombia remains in force.
[14]	Prior to the expiry of its term, Parties shall negotiate its continuity for five (5) more years.
[15]	Sub-license is renewed automatically and successively for two periods of 5 years each, subject to the terms and conditions stipulated in the International Sub-license agreement of December 28, 2018 between Promarca Internacional Paraguay S.R.L. and Bebidas del Paraguay S.A.